Financial Instruments and Financial Risk Management (Tables)	3 Months Ended
Sep. 30, 2023
Financial Instruments and Financial Risk Management
Schedule of fair value measurement by levels of financial assets

September 30, 2023	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$—	$—	$3,395	$3,395

June 30, 2023	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$—	$—	$3,314	$3,314

Schedule of assets and liabilities exposed to currency risk	The Company is exposed to currency risk through the following assets and liabilities denominated in US dollars:

	September 30, 2023	June 30, 2023
	$	$
Cash	23,472	42,745
Accounts payable	(9,223)	(5,926)